Consolidated Statement of Cash Flows - Restricted Cash	12 Months Ended
Dec. 31, 2019
Consolidated Statement of Cash Flows [Abstract]
Consolidated Statement of Cash Flows - Restricted Cash
Restricted cash of $ 90

million and $
184

million are included

in the “Prepaid expenses

and other current

assets” and “Other assets” lines,
respectively,

of our Consolidated Balance

Sheet as of December 31, 2019.
Restricted cash totaling $ 236

million is included in the “Other assets” line of

our Consolidated

Balance Sheet as of December 31,

2018.
See Notes to Consolidated

Financial Statements.